Subsequent Events (Details) $ / shares in Units, $ in Thousands, shares in Millions				3 Months Ended
	Sep. 11, 2021 USD ($) $ / shares shares	Sep. 09, 2021 $ / shares	Aug. 16, 2021 $ / shares	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Operating lease liability				$ 117,824		$ 104,534	$ 91,800
Value of shares repurchased				$ 14,847	$ 6,148
UNITED WHOLESALE MORTGAGE, LLC
Subsequent Event [Line Items]
Operating lease liability						104,534	$ 91,780
Common Class A
Subsequent Event [Line Items]
Dividends declared (in usd per share) | $ / shares		$ 0.10	$ 0.10
Subsequent Event | Employee Lease Agreements [Member] | UNITED WHOLESALE MORTGAGE, LLC
Subsequent Event [Line Items]
Related party transaction rent receivable per month						25
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Dividends declared (in usd per share) | $ / shares	$ 0.10
Number of shares repurchased | shares	25.2
Value of shares repurchased	$ 3,700
Subsequent Event | Affiliated Entity
Subsequent Event [Line Items]
Number of related parties	1
Subsequent Event | CEO | Affiliated Entity | UNITED WHOLESALE MORTGAGE, LLC
Subsequent Event [Line Items]
Operating lease liability						$ 38,300